Financial investments (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Financial investments [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 2,494	$ 2,088
Derivative assets	10,983	8,230
Other receivable accounts at amortized cost	33,721	34,924
Total non-current financial investments	47,198	45,242
Fair value through profit or loss	1,119	1,715
Contracted concessional financial assets	125,191	131,066
Other receivable accounts at amortized cost	82,899	77,357
Total current financial investments	$ 209,209	$ 210,138